Commitments - Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	$ 6,125
Rental expense relating to operating leases	1,567	$ 1,525	$ 1,527
Not later than one year
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	1,281
Later than one year and not later than three years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	2,377
Later than three years and not later than five years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	1,849
More than five years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	$ 618